Investments (Tables)	9 Months Ended
Sep. 30, 2019
Investments
Schedule of available-for-sale securities

	September 30, 2019
		Gross	Gross
	Amortized	Unrealized	Unrealized	Estimated
	Cost	Gain	Loss	Fair Value
U.S. treasury securities	$19,982	$1	$—	$19,983
Agency bonds	47,178	—	(17)	47,161
Corporate bonds	107,045	20	(62)	107,003
Total	$174,205	$21	$(79)	$174,147